Capital	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Capital

Note 17. Capital

17.1 Share capital issued

Accounting policy

Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in equity. Repurchased own shares are classified as treasury shares and deducted from equity.

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands (except number of shares)			in €
Balance as of January 1, 2023	2,955	583,122	45,675,968	0.05
Capital increase of Cellectis	1,401	68,584	25,907,800
Transaction costs related to capital increase	-	(2,049)	-
Exercise of share warrants, employee warrants, stock options and free-shares vesting	9	-	167,433
Non-cash stock-based compensation expense	-	7,086	-
Other movements	-	(133,958)	-
Balance as of December 31, 2023	4,365	522,785	71,751,201	0.05

Balance as of January 1, 2024	4,365	522,785	71,751,201	0.05
Allocation of prior period loss		(112,911)
Capital increase of Cellectis	1,505	138,495	28,000,000
Transaction costs related to capital increase	-	(207)	-
Derecognition of AZ derivative	-	(56,970)	-
Exercise of share warrants, employee warrants, stock-options and free-shares vesting	19	9	342,672
Non-cash stock-based compensation expense	-	3,167	-
Other movements	-	(79)	-
Balance as of December 31, 2024	5,889	494,288	100,093,873	0.05

Balance as of January 1, 2025	5,889	494,288	100,093,873	0.05
Allocation of prior period loss (1)	-	(62,999)	-
Exercise of share warrants, employee warrants, stock-options and vesting of free-shares (2)	14	36	245,568
Non-cash stock-based compensation expense	-	6,110	-
Other movements	-	11	-
Balance as of December 31, 2025	5,903	437,445	100,339,441	0.05

Capital evolution in 2025

(1)
The standalone statutory loss for the year ended December 31, 2024 of the parent company was allocated to premiums related to share capital for 58.2 million euros or approximately $63.0 million following the decision of the Annual General Meeting of shareholders which took place on June 26, 2025. The difference between this standalone statutory loss of the parent company and the consolidated net loss was allocated to retained deficit for $26.2 million.
(2)
During the year ended December 31, 2025, 245,568 ordinary shares were issued to the benefit of Company's employees related to the free shares plans which met vesting conditions and exercised stock options.

Capital evolution in 2024

•
The statutory standalone net loss of the parent company was allocated to premiums related to share capital following the allocation decision of the Annual General Meeting of shareholders. The remaining consolidated net loss was allocated to retained earnings (deficit).
•
On May 3, 2024, 28,000,000 shares were issued in connection with the SIA of $140.0 million at a price of $5 per share. The additional investment was made by way of subscription of 10,000,000 “class A” convertible preferred shares and 18,000,000 “class B” convertible preferred shares, in each case at a price of $5.00 per share. Both classes of preferred shares benefit from a liquidation preference and are convertible into ordinary shares with the same rights as the outstanding ordinary shares on a one-for-one basis.
•
The transaction costs recognized as a reduction of share premium during the twelve-months period ended December 31, 2024 correspond to the $0.2 million issuance cost related to AstraZeneca additional investment.
•
During the year ended December 31, 2024, 342,672 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested. On March 5, 2024, 204,334 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the March 5, 2021 free shares award. On May 12, 2024, 2,120 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the May 12, 2021 free shares award. On May 28, 2024, 135,980 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the May 28, 2021 free shares award. On September 30, 2024, 238 ordinary shares were issued to the benefit of Cellectis employees corresponding to the free shares vested under the September 30, 2021 free shares award.

Capital evolution in 2023

•
During the year ended December 31, 2023, 9,907,800 shares were issued in the Cellectis Follow-on Offering with gross proceeds of $24.8 million.
•
During the year ended December 31, 2023, 16,000,000 shares were issued on November 6, 2023 in connection with the AstraZeneca Initial Investment Agreement (the "IIA") of $80.0 million at a price of $5 per share. Following settlement and delivery of the new shares, AstraZeneca owned approximately 22% of the share capital and 21% of the voting rights of the Company, had the right to nominate a non-voting observer on the board of directors of Cellectis, and had the right to participate pro rata in Cellectis’s future share offerings. A portion of the Initial Investment Agreement proceeds equal to $35.7 million was reallocated to the transaction price of the Joint Research and Collaboration Agreement ("AZ JRCA") with AstraZeneca collaboration agreement and recorded as deferred revenue. The amount is reflected as a deduction from the share premium. The remaining consideration received, after reallocation of the AZ JRCA representing $44.9 million is reflected in share capital for $0.9 million and share premium for $44.0 million. Further details on the interdependence between the AZ JRCA and SIA are provided in Note 2.6 to the financial statements "Accounting treatment of significant transactions of the period".
•
The transaction costs recognized as a reduction of share premium during the year ended December 31, 2023 correspond to the $1.4 million issuance costs incurred in 2023 in connection with the Cellectis Follow-on Offering (in addition to the $0.6 million costs already incurred and deducted from Equity in the fourth quarter of 2022) and the $0.6 million issuance costs related to AstraZeneca initial investment.
•
During the annual shareholders meeting of June 27, 2023, the shareholders, in accordance with French Law, approved the absorption of $134.0 million of retained earnings into share premium as presented in "other movements". This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.

Voting rights:

In general, each shareholder is entitled to one vote per share at any general shareholders’ meeting. However, our By-Laws provide that all shares held in registered form for more than two years will be granted double voting rights.

Until they convert into ordinary shares, the "class A" convertible preferred shares have single voting rights, and will not be eligible for double voting right under any circumstances, and the "class B" have no voting rights for a period of 74 years, except with respect to any distribution of dividends or reserves.

•
At December 31, 2025, we had 100,339,441 shares outstanding of which 10,000,000 were Class A Preferred shares with a single voting right, 18,000,000 were Class B Preferred shares with no voting rights, and 23,236,915 were ordinary shares with a double voting right. As a result, as of December 31, 2025 total voting rights amounted to 105,576,356.
•
At December 31, 2024, we had 100,093,873 shares outstanding of which 10,000,000 were Class A Preferred shares with a single voting rights, 18 000 000 were Class B Preferred shares with no voting rights, and 6,566,666 were ordinary shares with a double voting right. As a result, as of December 31, 2024 total voting rights amounted to 88,660,539.
•
At December 31, 2023, we had 71,751,201 ordinary shares outstanding of which 5,935,517 had a double voting right, and no preferred shares. As a result, as of December 31, 2023 total voting rights amounted to 77,686,718.

17.2 Share warrants and non-employee warrants

Share warrants and non-employee warrants consist of Bons de Souscription d’Action (“BSAs”) which are granted to our board members and consultants.

Holders of vested stock options and warrants are entitled to subscribe to a capital increase of Cellectis at predetermined exercise price.

Date	Type	Number of outstanding instruments as of 01/01/2025	Number of instruments granted	Number of options/warrants exercised	Number of free shares vested	Number of instruments voided	Number of outstanding instruments as of 12/31/2025	Maximum of shares to be issued	Number of exercisable warrants and stock options as of 12/31/2025	Exercise price per option / warrant in Euros
03/24/2015	Stock Options	1,336,826	-	-	-	(1,336,826)	-	-	-	38.45
03/27/2015	Warrants	50,000	-	-	-	(50,000)	-	-	-	38.45
09/08/2015	Warrants	74,200	-	-	-	(74,200)	-	-	-	28.01
09/08/2015	Stock Options	1,301,000	-	-	-	(1,301,000)	-	-	-	27.55
03/14/2016	Warrants	66,675	-	-	-	(40,175)	26,500	28,090	26,500	27.37
03/14/2016	Stock Options	1,261,336	-	-	-	-	1,261,336	1,337,016	1,261,336	22.44
10/28/2016	Warrants	68,000	-	-	-	(40,000)	28,000	29,680	28,000	18.68
10/28/2016	Stock Options	1,440,646	-	-	-	(2,704)	1,437,942	1,524,220	1,437,943	17.90
10/11/2017	Warrants	80,000	-	-	-	(40,000)	40,000	42,400	40,000	24.34
10/11/2017	Stock Options	665,000	-	-	-	-	665,000	704,900	665,000	22.57
10/08/2018	Stock Options	5,000	-	-	-	-	5,000	5,300	5,000	24.80
04/24/2019	Stock Options	904,291	-	-	-	(10,500)	893,791	947,418	893,791	18.25
11/06/2019	Stock Options	30,000	-	-	-	-	30,000	31,800	30,000	11.06
07/20/2020	Stock Options	17,000	-	-	-	-	17,000	18,020	17,000	15.12
08/05/2020	Stock Options	114,000	-	-	-	-	114,000	120,840	114,000	14.62
11/05/2020	Stock Options	20,500	-	-	-	-	20,500	21,730	20,500	14.62
03/04/2021	Stock Options	654,881	-	-	-	(14,780)	640,102	678,508	639,610	19.44
03/05/2021	Free shares	788	-	-	-	(788)	-	-	-	-
04/13/2021	Stock Options	27,465	-	-	-	-	27,465	29,113	27,465	16.07
05/12/2021	Stock Options	2,844	-	-	-	(2,844)	-	-	-	14.36
05/28/2021	Stock Options	25,000	-	-	-	-	25,000	26,500	25,000	12.69
09/30/2021	Stock Options	450	-	-	-	-	450	477	450	11.51
11/25/2021	Stock Options	3,094	-	-	-	(3,094)	-	-	-	8.81
03/03/2022	Free shares	192,480	-	-	(192,728)	248	0	0	-	-
03/03/2022	Stock Options	499,045	-	-	-	-	499,045	528,988	494,759	4.41
03/29/2022	Free shares	2,014	-	-	(2,014)	-	-	-	-	-
03/29/2022	Stock Options	3,400	-	-	-	-	3,400	3,604	3,188	3.96
05/24/2022	Free shares	34,856	-	-	(34,002)	(854)	0	0	-	-
05/24/2022	Stock Options	37,580	-	-	-	-	37,580	39,835	37,258	3.48
12/19/2022	Free shares	1,606	-	-	(636)	(970)	-	-	-	-
12/19/2022	Stock Options	1,255	-	-	-	(1,255)	-	-	-	2.09
01/24/2023	Free shares	277,538	-	-	(2,612)	(22,980)	251,946	251,946	-	-
01/24/2023	Stock Options	1,084,941	-	-	-	-	1,084,941	1,150,037	691,956	3.17
05/04/2023	Stock Options	355,650	-	(300)	-	-	355,350	376,671	233,681	1.80
06/26/2023	Stock Options	46,753	-	(2,000)	-	(2,656)	42,096	44,622	26,088	1.74
01/25/2024	Stock Options	1,412,476	-	-	-	-	1,412,476	1,497,225	466,117	2.60
05/15/2024	Stock Options	571,625	-	(2,742)	-	(34,533)	534,350	534,350	201,006	2.82
06/26/2024	Stock Options	556,562	-	(8,396)	-	(2,530)	545,636	545,636	190,537	2.07
08/07/2024	Stock Options	100,000	-	-	-	-	100,000	100,000	33,000	1.90
09/05/2024	Stock Options	21,000	-	-	-	-	21,000	21,000	6,563	2.08
11/04/2024	Stock Options	19,675	-	-	-	(9,800)	9,875	9,875	2,469	1.70
01/30/2025	Stock Options	-	3,851,783	-	-	-	3,851,783	3,851,783	-	1.56
03/13/2025	Stock Options	-	1,866,150	-	-	(84,625)	1,781,525	1,781,525	-	1.26
06/23/2025	Stock Options	-	476,100	-	-	(4,500)	471,600	471,600	-	1.28
08/04/2025	Warrants	-	75,000	-	-	-	75,000	75,000	23,438	2.59
11/07/2025	Stock Options	-	132,000	-	-	-	132,000	132,000	-	3.07
12/09/2025	Stock Options	-	20,000	-	-	-	20,000	20,000	-	4.07

	Total	13,367,451	6,421,033	(13,438)	(231,992)	(3,081,364)	16,461,689	16,981,708	7,641,653

17.3 Non-controlling interests

Non-controlling shareholders held a 52% interest in Calyxt as of May 31, 2023. These non-controlling interests were generated during the initial public offering of Calyxt, subsequent follow-on offerings and Calyxt’s at-the-market (ATM) offering program, as well as through vesting and exercises of equity awards. On June 1, 2023, as Calyxt was deconsolidated and as a result, we derecognized non-controlling interests in Calyxt. Since June 1, 2023, the Group has held a 100% interest in all fully consolidated entities.